Basis of preparation and significant accounting policies - Additional information (Details)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2025
Ontario Teachers' Pension Plan | New Afton
Disclosure of detailed information about property, plant and equipment [line items]
Free cash flow interest in New Afton	46.00%	42.50%
Plant and machinery | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Plant and machinery | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	9 years
Mobile equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Mobile equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	7 years